January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
January 31, 2025
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 20.6%
Bank of America
4.50%, 01/02/26	$2,540	$ 2,540,306
4.49%, 01/13/26	2,250	2,250,908
Bank of Montreal, 4.74%, 11/13/25(a)	890	890,557
Bank of Nova Scotia(a)
4.59%, 04/04/25	3,000	3,001,019
0.00%, 01/02/26	3,000	3,001,177
Canadian Imperial Bank of Commerce, 4.54%, 03/06/25(a)	3,000	3,000,649
Cooperatieve Centrale, 4.43%, 10/14/25	6,750	6,748,238
DG Bank, 4.41%, 08/07/25	3,500	3,500,139
HSBC Bank USA NA, 5.20%, 12/04/25(a)	1,750	1,751,421
Mitsubishi UFJ Trust & Banking Corp., 4.59%, 08/08/25(a)	3,000	3,002,040
Mizuho Bank Ltd.
4.60%, 07/08/25(a)	3,400	3,400,565
4.61%, 01/14/26	2,640	2,642,534
MUFG Bank Ltd., 4.60%, 07/07/25(a)	4,000	4,000,062
Nordea Bank Abp(a)
4.53%, 04/04/25	3,000	3,000,591
4.57%, 07/14/25	2,000	2,000,086
Oversea Chinese Bank Co., 4.53%, 06/05/25	2,380	2,380,399
Royal Bank of Canada
4.60%, 11/25/25	1,400	1,400,368
4.44%, 12/12/25	2,000	1,999,047
Standard Chartered Bank, 0.00%, 09/30/25(a)	3,500	3,500,615
Sumitomo Mitsui Banking Corp.
4.54%, 06/09/25	2,380	2,380,439
4.61%, 07/07/25(a)	4,000	4,000,331
Sumitomo Mitsui Banking Corp./New York
4.43%, 05/30/25	1,450	1,449,988
4.60%, 06/11/25(a)	720	720,050
Sumitomo Mitsui Trust Bank Ltd.(a)
4.54%, 02/07/25	4,300	4,300,105
4.55%, 04/04/25	1,250	1,250,143
Svenska Handelsbanken
4.42%, 11/07/25	3,380	3,379,770
4.60%, 11/12/25	900	900,956
4.66%, 01/13/26(a)	2,580	2,580,474
Toronto-Dominion Bank, 4.64%, 10/01/25(a)	3,000	3,000,699
		77,973,676
Commercial Paper — 3.6%
Aquitaine Funding Co. LLC, 4.76%, 03/20/25(b)	2,250	2,236,695
Cisco Systems, Inc., 4.59%, 05/02/25(b)	1,150	1,137,498
Citigroup Global Markets, Inc., 4.60%, 11/14/25(b)	1,010	974,981
Security	Par (000)	Value
Commercial Paper (continued)
DNB Bank ASA, 4.59%, 11/10/25(b)	$940	$ 908,688
Ionic Funding LLC, 4.54%, 03/18/25(b)	1,500	1,491,524
Macquarie Bank Ltd., 4.62%, 01/13/26(b)	2,760	2,645,011
Volvo Treasury North America LP, 4.43%, 04/01/25(b)	4,460	4,426,104
		13,820,501

Shares
Money Market Funds — 3.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	13,104,923	13,104,923

	Par (000)
U.S. Treasury Obligations — 65.7%
U.S. Treasury Bills(b)
4.31%, 02/04/25 - 11/28/25	$17,000	16,666,207
4.55%, 02/06/25	14,000	13,995,088
4.34%, 02/20/25	15,000	14,969,905
4.32%, 02/25/25 - 06/12/25	40,000	39,727,908
4.50%, 03/04/25 - 03/18/25	15,000	14,940,497
4.46%, 04/01/25 - 05/29/25	40,000	39,578,260
4.33%, 04/03/25	27,500	27,309,506
4.42%, 05/01/25 - 05/08/25	25,000	24,734,815
4.30%, 05/06/25 - 07/31/25	25,000	24,683,085
4.43%, 05/15/25	2,500	2,470,664
4.22%, 10/30/25	10,000	9,698,907
4.14%, 01/22/26	20,000	19,217,504
		247,992,346
Total Short-Term Securities — 93.4% (Cost: $352,793,400)		352,891,446
Total Investments — 93.4% (Cost: $352,793,400)		352,891,446
Other Assets Less Liabilities — 6.6%		24,768,247
Net Assets — 100.0%		$ 377,659,693

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/01/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 13,104,923 (a)	$ —	$ —	$ —	$ 13,104,923	13,104,923	$ 214,876	$ —

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Enhanced Roll Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Sugar 11(a)	114	02/28/25	$ 2,471	$ (160,122)
Cotton No.2(a)	66	03/07/25	2,174	(153,813)
Corn(a)	157	03/14/25	3,784	339,043
KC HRW Wheat(a)	67	03/14/25	1,940	72,396
Soybean(a)	122	03/14/25	6,356	242,961
Soybean Meal(a)	89	03/14/25	2,680	(20,362)
Soybean Oil(a)	107	03/14/25	2,960	206,924
Wheat(a)	72	03/14/25	2,014	(2,911)
Lead(a)	37	03/17/25	1,789	(86,453)
LME Aluminium Premiums(a)	46	03/17/25	2,998	20,662
LME Tin(a)	12	03/17/25	1,803	15,692
Nickel(a)	22	03/17/25	1,995	(88,784)
Zinc(a)	32	03/17/25	2,178	(280,029)
Coffee(a)	19	03/19/25	2,692	442,781
WTI Crude Oil(a)	95	03/20/25	6,838	323,429
Cattle Feeder(a)	11	03/27/25	1,516	125,242
Copper(a)	36	03/27/25	3,851	54,304
Natural Gas(a)	60	03/27/25	1,842	(3,050)
Silver(a)	29	03/27/25	4,678	197,537
Brent Crude Oil(a)	153	03/31/25	11,463	333,155
Gasoline RBOB(a)	36	03/31/25	3,455	154,848
NY Harbor ULSD(a)	35	03/31/25	3,455	175,098
Low Sulphur Gas(a)	57	04/10/25	3,991	144,510
Lead(a)	37	04/14/25	1,798	(77,163)
Lean Hogs(a)	57	04/14/25	2,060	33,409
LME Aluminium Premiums(a)	46	04/14/25	2,986	7,938
LME Tin(a)	12	04/14/25	1,806	37,859
Nickel(a)	22	04/14/25	2,004	(94,389)
Zinc(a)	32	04/14/25	2,188	(252,880)
Cattle Feeder(a)	11	04/17/25	1,513	118,077
WTI Crude Oil(a)	96	04/22/25	6,852	259,070
Copper(a)	36	04/28/25	3,871	78,913
Gold 100 OZ(a)	59	04/28/25	16,727	798,749
Natural Gas(a)	57	04/28/25	1,807	12,446
Brent Crude Oil(a)	153	04/30/25	11,359	236,331
Gasoline RBOB(a)	36	04/30/25	3,458	142,941
Live Cattle(a)	26	04/30/25	2,104	123,639
NY Harbor ULSD(a)	36	04/30/25	3,505	143,058
Sugar 11(a)	132	04/30/25	2,643	(187,032)
Cotton No.2(a)	64	05/07/25	2,145	(150,709)
Low Sulphur Gas(a)	57	05/12/25	3,949	111,338
Corn(a)	152	05/14/25	3,747	355,682
KC HRW Wheat(a)	65	05/14/25	1,914	71,410
Soybean(a)	119	05/14/25	6,292	251,866
Soybean Meal(a)	85	05/14/25	2,632	10,092
Soybean Oil(a)	104	05/14/25	2,903	207,557
Wheat(a)	69	05/14/25	1,974	5,417
Coffee(a)	20	05/19/25	2,785	467,996
Lead(a)	36	05/19/25	1,762	(69,324)
LME Aluminium Premiums(a)	46	05/19/25	2,987	(1,355)
LME Tin(a)	12	05/19/25	1,810	38,647
Nickel(a)	22	05/19/25	2,015	(85,658)
Zinc(a)	31	05/19/25	2,132	(256,890)
WTI Crude Oil(a)	96	05/20/25	6,795	221,866
Cattle Feeder(a)	11	05/22/25	1,502	106,290
Copper(a)	35	05/28/25	3,781	99,610
Natural Gas(a)	51	05/28/25	1,723	52,612
Silver(a)	28	05/28/25	4,560	189,318
Consolidated Master Portfolio Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Brent Crude Oil(a)	154	05/30/25	$ 11,345	$ 203,216
Gasoline RBOB(a)	36	05/30/25	3,437	129,658
NY Harbor ULSD(a)	36	05/30/25	3,469	144,405
Low Sulphur Gas(a)	58	06/12/25	3,977	103,781
Lean Hogs(a)	43	06/13/25	1,772	51,856
Lead(a)	36	06/16/25	1,771	2,261
LME Aluminium Premiums(a)	46	06/16/25	2,991	65,776
LME Tin(a)	12	06/16/25	1,813	33,136
Nickel(a)	21	06/16/25	1,932	(40,303)
Zinc(a)	31	06/16/25	2,137	(100,223)
WTI Crude Oil(a)	97	06/20/25	6,810	(182,554)
Copper(a)	35	06/26/25	3,799	50,694
Gold 100 OZ(a)	58	06/26/25	16,586	963,127
Natural Gas(a)	45	06/26/25	1,612	(31,999)
Brent Crude Oil(a)	154	06/30/25	11,268	(294,657)
Gasoline RBOB(a)	37	06/30/25	3,494	(19,374)
Live Cattle(a)	27	06/30/25	2,124	113,416
NY Harbor ULSD(a)	36	06/30/25	3,457	(34,310)
Sugar 11(a)	137	06/30/25	2,691	(152,374)
Cotton No.2(a)	62	07/09/25	2,115	(142,377)
Low Sulphur Gas(a)	57	07/10/25	3,887	(80,378)
Corn(a)	149	07/14/25	3,701	351,941
KC HRW Wheat(a)	62	07/14/25	1,855	70,759
Soybean(a)	116	07/14/25	6,219	258,140
Soybean Meal(a)	82	07/14/25	2,603	32,457
Soybean Oil(a)	103	07/14/25	2,886	192,853
Wheat(a)	67	07/14/25	1,957	22,101
Lean Hogs(a)	43	07/15/25	1,781	57,777
Coffee(a)	20	07/21/25	2,730	420,856
Silver(a)	27	07/29/25	4,435	220,121
Lean Hogs(a)	44	08/14/25	1,807	46,472
Gold 100 OZ(a)	57	08/27/25	16,434	744,234
Cattle Feeder(a)	11	08/28/25	1,506	55,603
Live Cattle(a)	28	08/29/25	2,165	99,948
Corn(a)	166	09/12/25	3,820	209,228
KC HRW Wheat(a)	60	09/12/25	1,832	74,925
Wheat(a)	64	09/12/25	1,914	34,955
Coffee(a)	21	09/18/25	2,792	413,078
Sugar 11(a)	137	09/30/25	2,707	(121,580)
Live Cattle(a)	27	10/31/25	2,092	29,845
Soybean(a)	117	11/14/25	6,148	239,536
Cotton No.2(a)	63	12/08/25	2,164	(87,259)
Soybean Meal(a)	82	12/12/25	2,645	64,572
Soybean Oil(a)	103	12/12/25	2,824	212,212
				$ 9,485,340

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Enhanced Roll Yield Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 77,973,676	$ —	$ 77,973,676
Commercial Paper	—	13,820,501	—	13,820,501
Money Market Funds	13,104,923	—	—	13,104,923
U.S. Treasury Obligations	—	247,992,346	—	247,992,346
	$13,104,923	$339,786,523	$—	$352,891,446
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 12,743,652	$ —	$ —	$ 12,743,652
Liabilities
Commodity Contracts	(3,258,312)	—	—	(3,258,312)
	$9,485,340	$—	$—	$9,485,340

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Consolidated Master Portfolio Schedule of Investments